Business acquisition - Additional Information (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Jun. 30, 2022 CNY (¥)	Dec. 31, 2019 CNY (¥)
Business acquisition.
Goodwill		¥ 0	¥ 114,661		¥ 119,900
Disposal Of Certain Subsidiaries Engaged In Japan Tour Business | Disposal Group Disposed Of By Sale Not Discontinued Operations
Business acquisition.
Disposal group, including discontinued operation, contingent consideration settlement	¥ 3,600
Equity interests disposed | $				$ 100
2019 Travel Agencies [Member]
Business acquisition.
Goodwill						¥ 232,007
Contingent consideration paid for business acquisitions	0	0	0
Downward adjustment of contingent consideration	¥ 500	¥ 0	¥ 3,053